SEGMENT INFORMATION - Details of Partnership's Operating Segments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disclosure of operating segments [line items]
Lease revenue	$ 1,180	$ 927	$ 2,356	$ 1,921
Other revenue from tenants	236	258	546	519
Hospitality revenue	687	400	1,252	713
Investment and other revenue	224	158	413	644
Total revenue	2,327	1,743	4,567	3,797
Core Office
Disclosure of operating segments [line items]
Lease revenue	337	331	665	669
Other revenue from tenants	116	132	228	266
Hospitality revenue	6	6	14	10
Investment and other revenue	44	71	93	163
Total revenue	503	540	1,000	1,108
Core Retail
Disclosure of operating segments [line items]
Lease revenue	273	263	560	547
Other revenue from tenants	65	63	134	130
Hospitality revenue	0	0	0	0
Investment and other revenue	34	39	67	82
Total revenue	372	365	761	759
LP Investments
Disclosure of operating segments [line items]
Lease revenue	570	333	1,131	705
Other revenue from tenants	87	63	184	123
Hospitality revenue	681	394	1,238	703
Investment and other revenue	54	46	142	397
Total revenue	1,392	836	2,695	1,928
Corporate
Disclosure of operating segments [line items]
Lease revenue	0	0	0	0
Other revenue from tenants	(32)	0	0	0
Hospitality revenue	0	0	0	0
Investment and other revenue	92	2	111	2
Total revenue	$ 60	$ 2	$ 111	$ 2